Inventories	12 Months Ended
Dec. 31, 2012
Inventories

6. Inventories

DECEMBER 31	2012	2011	2010
Raw material	$287.7	$295.5	$271.8
Work in progress	225.9	219.9	216.7
Finished products	180.9	184.0	154.8
Inventories	$694.5	$699.4	$643.3

Inventory reserve at beginning of year	$(76.1)	$(81.6)	$(84.8)
Reversal of reserve	5.3	5.1	8.1
Addition to reserve	(22.9)	(17.2)	(16.1)
Write-off against reserve	10.4	16.9	10.2
Translation difference	(0.2)	0.7	1.0
Inventory reserve at end of year	$(83.5)	$(76.1)	$(81.6)

Total inventories, net of reserve	$611.0	$623.3	$561.7